Subsequent events	6 Months Ended
Jun. 30, 2025
Events After Reporting Period [Abstract]
Subsequent events
Note 19 - Subsequent events
Management has evaluated events subsequent to June 30, 2025 and through September 3, 2025, the date these Unaudited Condensed Consolidated Interim Financial Statements were authorized for issuance by the Board of Directors. The following events which occurred subsequent to June 30, 2025 merited disclosure in these Unaudited Condensed Consolidated Interim Financial Statements. Management determined that no adjustments were required to the figures presented as a result of these events.
•Polestar made its final capital contributions to Polestar Times Technology as follows: (1) on July 1, 2025 of $19.0 million; (2) on August 18, 2025 of $2.6 million; and (3) on August 22, 2025, in the amount of $3.3 million. These capital injections are part of the termination of the commercial operations of Polestar's investment announced on April 10, 2025. As a result, as of the date these Unaudited Condensed Consolidated Interim Financial Statements were authorized for issuance, Polestar had completed all the capital contributions to Polestar Times Technology as set forth in the original strategic agreement between the parties.
•Share Class B to Class A conversion and subsequent share settlement of $200.0 million from Geely - on July 22, 2025, prior to closing of the PIPE (refer to Note 14 - Equity), PSD Investment converted 20,000,000 of its Class B ADS into Class A ADS in order to keep the overall voting power of its Polestar shareholdings below 50%. The PIPE closed on July 23, 2025.
•On August 21, 2025, Polestar entered into a 12-month working capital loan of ¥1.1 billion with Bank of China Shanghai Branch. This loan carries an interest rate of 1-year LPR minus 0.6% due quarterly and is secured by Geely.
•On August 21, 2025, Polestar entered into a 12-month working capital loan for ¥976.0 million with China CITIC Bank Shanghai Branch. This loan carries an interest rate of 2.4% per annum due quarterly. This loan is secured by Geely.
•On August 25, 2025, Polestar signed an agreement with Geely to transfer certain tooling assets related to PS4 production for ¥535.8 million.